Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	104 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000234545
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FS Multi-Strategy Alternatives Fund, Class I Shares
Without Sales Load [Member] | C000234546
Average Annual Return [Line Items]
Average Annual Return, Percent		4.06%	5.95%	3.51%
Without Sales Load [Member] | C000234545
Average Annual Return [Line Items]
Average Annual Return, Percent		4.31%	6.22%	3.76%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.88%	14.42%	14.80%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.88%	14.42%	14.80%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.18%	3.17%	2.47%
HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Average Annual Return, Percent		7.14%	2.87%	3.00%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.18%	3.17%	2.47%
HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Average Annual Return, Percent		7.14%	2.87%	3.00%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.